UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  7/31/14

Item 1. Schedule of Investments.

Franklin Real Estate Securities Trust

Statement of Investments, July 31, 2014 (unaudited)

Franklin Real Estate Securities Fund	Shares	Value
Common Stocks 98.3%
Diversified REITs 7.8%
American Assets Trust Inc.	192,100	$6,587,109
Liberty Property Trust	75,600	2,658,852
Spirit Realty Capital Inc.	293,500	3,395,795
Vornado Realty Trust	211,645	22,438,603
WP Carey Inc.	65,400	4,298,742
		39,379,101
Health Care REITs 11.3%
HCP Inc.	314,000	13,040,420
Health Care REIT Inc.	229,700	14,615,811
Sabra Health Care REIT Inc.	171,900	4,761,630
Senior Housing Properties Trust	223,400	5,106,924
Ventas Inc.	311,250	19,764,375
		57,289,160
Hotel & Resort REITs 6.9%
Host Hotels & Resorts Inc.	935,500	20,337,770
Pebblebrook Hotel Trust	281,200	10,235,680
Sunstone Hotel Investors Inc.	322,000	4,569,180
		35,142,630
Hotels, Resorts & Cruise Lines 0.7%
Starwood Hotels & Resorts Worldwide Inc.	44,500	3,419,380

Industrial REITs 6.1%
First Industrial Realty Trust Inc.	154,100	2,781,505
Prologis Inc.	531,861	21,705,247
STAG Industrial Inc.	280,300	6,402,052
		30,888,804
Office REITs 16.7%
Alexandria Real Estate Equities Inc.	129,200	10,155,120
Boston Properties Inc.	148,700	17,762,215
Brandywine Realty Trust	528,900	8,224,395
Coresite Realty Corp.	72,000	2,351,520
Digital Realty Trust Inc.	126,000	8,113,140
Douglas Emmett Inc.	241,300	6,874,637
Highwoods Properties Inc.	169,900	7,147,693
Kilroy Realty Corp.	166,400	10,290,176
SL Green Realty Corp.	128,200	13,819,960
		84,738,856
Real Estate Development 1.8%
[a]Howard Hughes Corp.	61,900	9,001,498

Residential REITs 15.8%
Apartment Investment & Management Co., A	258,900	8,849,202
AvalonBay Communities Inc.	81,672	12,093,990
Camden Property Trust	50,400	3,646,944
Education Realty Trust Inc.	123,000	1,298,880
Equity Lifestyle Properties Inc.	172,300	7,631,167
Equity Residential	292,544	18,912,969
Essex Property Trust Inc.	75,463	14,305,521
Post Properties Inc.	73,300	3,972,860
UDR Inc.	312,962	9,100,935
		79,812,468
Retail REITs 24.7%
CBL & Associates Properties Inc.	118,000	2,206,600
DDR Corp.	337,407	5,918,119
Federal Realty Investment Trust	71,000	8,669,100
General Growth Properties Inc.	607,800	14,204,286
Kimco Realty Corp.	473,000	10,585,740
The Macerich Co.	123,321	8,017,098

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Real Estate Securities Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
Ramco-Gershenson Properties Trust	162,800	2,702,480
Realty Income Corp.	118,400	5,097,120
Regency Centers Corp.	109,400	5,946,984
Simon Property Group Inc.	317,000	53,316,230
Taubman Centers Inc.	41,700	3,067,452
Weingarten Realty Investors	163,700	5,387,367
		125,118,576
Specialized REITs 6.5%
CubeSmart	248,200	4,519,722
Extra Space Storage Inc.	191,500	9,906,295
Public Storage	106,200	18,224,982
		32,650,999
Total Common Stocks (Cost $305,415,310)		497,441,472
Short Term Investments (Cost $8,770,232) 1.7%
Money Market Funds 1.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	8,770,232	8,770,232
Total Investments (Cost $314,185,542) 100.0%		506,211,704
Other Assets, less Liabilities (0.0)%†		(158,826)
Net Assets 100.0%		$506,052,878

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

REIT	-	Real Estate Investment Trust

Franklin Real Estate Securities Trust

Notes to Statement of Investments (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of one fund, the Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At July 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$345,408,976

Unrealized appreciation	$160,917,220
Unrealized depreciation	(114,492)
Net unrealized appreciation (depreciation)	$160,802,728

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently is currently evaluating the impact, if any, of applying this provision.

.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially  affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 25, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 25, 2014